VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—14.9%
Alphabet, Inc. Class A(1)	2,103	$ 5,622
Alphabet, Inc. Class C(1)	2,172	5,789
Comcast Corp. Class A	22,477	1,257
Facebook, Inc. Class A(1)	16,770	5,692
Snap, Inc. Class A(1)	9,193	679
Walt Disney Co. (The)(1)	3,950	668
		19,707

Consumer Discretionary—14.9%
Amazon.com, Inc.(1)	3,065	10,068
Booking Holdings, Inc.(1)	543	1,289
Chipotle Mexican Grill, Inc. Class A(1)	641	1,165
DraftKings, Inc. Class A(1)	27,554	1,327
Las Vegas Sands Corp.(1)	19,809	725
O’Reilly Automotive, Inc.(1)	3,595	2,197
Royal Caribbean Cruises Ltd.(1)	12,239	1,089
TJX Cos., Inc. (The)	27,205	1,795
		19,655

Consumer Staples—4.0%
Colgate-Palmolive Co.	6,713	507
Costco Wholesale Corp.	6,231	2,800
Estee Lauder Cos., Inc. (The) Class A	6,560	1,968
		5,275

Financials—2.7%
American Express Co.	7,510	1,258
Coinbase Global, Inc. Class A(1)(2)	2,033	463
Goldman Sachs Group, Inc. (The)	1,963	742
S&P Global, Inc.	1,554	660
Silvergate Capital Corp. Class A(1)	3,669	424
		3,547

Health Care—11.7%
Bristol-Myers Squibb Co.	16,263	962
Dexcom, Inc.(1)	3,035	1,660
Edwards Lifesciences Corp.(1)	16,786	1,900
Eli Lilly & Co.	10,064	2,325
Exact Sciences Corp.(1)	8,269	789
Insulet Corp.(1)	1,840	523
Intuitive Surgical, Inc.(1)	1,501	1,492
Mettler-Toledo International, Inc.(1)	1,091	1,503
	Shares	Value

Health Care—continued
Teladoc Health, Inc.(1)	4,705	$ 597
Thermo Fisher Scientific, Inc.	1,590	909
UnitedHealth Group, Inc.	7,005	2,737
		15,397

Industrials—5.2%
Boeing Co. (The)(1)	8,962	1,971
Deere & Co.	4,614	1,546
Emerson Electric Co.	7,331	690
Fair Isaac Corp.(1)	1,236	492
Honeywell International, Inc.	2,135	453
IHS Markit Ltd.	10,029	1,170
Roper Technologies, Inc.	1,322	590
		6,912

Information Technology—45.2%
Apple, Inc.	98,552	13,945
Applied Materials, Inc.	16,012	2,061
Autodesk, Inc.(1)	6,443	1,837
Avalara, Inc.(1)	5,439	951
DocuSign, Inc.(1)	2,639	679
Five9, Inc.(1)	4,214	673
Mastercard, Inc. Class A	7,537	2,621
Microsoft Corp.	51,954	14,647
NVIDIA Corp.	26,119	5,411
Paycom Software, Inc.(1)	2,102	1,042
PayPal Holdings, Inc.(1)	11,092	2,886
QUALCOMM, Inc.	17,407	2,245
salesforce.com, Inc.(1)	7,116	1,930
SentinelOne, Inc. Class A(1)	9,732	521
Twilio, Inc. Class A(1)	3,556	1,135
Universal Display Corp.	3,591	614
Visa, Inc. Class A	21,554	4,801
Workday, Inc. Class A(1)	6,341	1,585
		59,584

Materials—0.8%
Air Products and Chemicals, Inc.	2,037	522
Vulcan Materials Co.	3,093	523
		1,045

Total Common Stocks (Identified Cost $46,810)		131,122

Total Long-Term Investments—99.4% (Identified Cost $46,810)		131,122

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	739,276	$ 739
Total Short-Term Investment (Identified Cost $739)		739

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	458,160	458
Total Securities Lending Collateral (Identified Cost $458)		458

TOTAL INVESTMENTS—100.3% (Identified Cost $48,007)		$132,319
Other assets and liabilities, net—(0.3)%		(419)
NET ASSETS—100.0%		$131,900

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$131,122	$131,122
Securities Lending Collateral	458	458
Money Market Mutual Fund	739	739
Total Investments	$132,319	$132,319
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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